Income Taxes - Changes in Net Income Taxes (Payable) Refundable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Receivable (Payable) [Roll Forward]
Balance - January 1	$ 90.6	$ 72.2
Amounts recorded in the consolidated statements of earnings	(148.8)	(177.7)
Payments made during the year	63.3	178.9
Acquisitions of subsidiaries (note 23)	(0.3)	6.7
Assets held for sale (note 23)	0.0	(17.1)
Liabilities associated with assets held for sale (note 23)	0.0	29.6
Deconsolidation of subsidiaries (note 23)	(7.6)	0.0
Foreign exchange effect and other	11.8	(2.0)
Balance - December 31	$ 24.2	$ 90.6